Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental expenses	$ 4,000	$ 81,000	$ 95,000
Registered capital	$ 369,000
Probability percentage of sales	50.00%
Minimum [Member]
Possible loss on contracts	$ 0
Maximum [Member]
Possible loss on contracts	$ 300,000
Asia Taoping PTE. LTD [Member]
Ownership percentage	10.00%